UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.16%, 4/15/37			$81,338	$110,359
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.841%, 11/15/35			171,540	220,515
Ser. 4077, Class IK, IO, 5.00%, 7/15/42			5,437,865	1,173,491
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.753%, 4/15/40			5,427,218	656,476
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			2,675,575	613,895
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			1,471,664	300,044
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			2,461,591	482,780
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.203%, 4/15/47			2,639,888	516,388
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			4,914,280	995,142
Ser. 4425, IO, 4.00%, 1/15/45			6,244,511	1,145,493
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			5,232,089	1,425,849
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			4,161,587	661,126
Ser. 4062, Class DI, IO, 4.00%, 9/15/39			5,200,764	519,143
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			13,307,256	2,154,578
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			8,443,542	1,709,598
Ser. 4560, Class PI, IO, 3.50%, 5/15/45			3,146,262	556,007
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			5,899,213	992,720
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			2,345,656	256,676
Ser. 304, Class C37, IO, 3.50%, 12/15/27			2,480,726	217,225
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			10,058,055	1,004,548
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			4,729,409	428,484
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			2,786,833	182,510
Ser. 4510, Class HI, IO, 3.00%, 3/15/40			7,972,159	804,064
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43(WAC)			2,825,136	30,511
Ser. 3326, Class WF, zero %, 10/15/35(WAC)			2,204	1,566

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 28.517%, 7/25/36			122,054	193,847
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.244%, 6/25/37			143,590	187,227
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 16.327%, 2/25/38			117,274	144,770
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.559%, 8/25/35			101,537	119,225
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.462%, 11/25/34			151,255	170,979
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.447%, 2/25/25			442,432	479,663
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			5,422,971	1,323,636
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40			5,680,069	1,269,779
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40			4,339,356	337,949
Ser. 374, Class 6, IO, 5.50%, 8/25/36			238,810	49,919
Ser. 378, Class 19, IO, 5.00%, 6/25/35			736,586	151,530
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.553%, 4/25/42			2,835,822	482,543
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.503%, 4/25/40			2,028,486	354,985
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			1,076,587	254,637
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			6,607,272	938,893
Ser. 366, Class 22, IO, 4.50%, 10/25/35			60,421	1,997
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.253%, 10/25/41			2,169,904	209,135
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.053%, 2/25/43			5,064,899	905,351
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 4.003%, 10/25/41			6,552,778	851,861
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47			4,296,081	886,067
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46			3,709,852	657,423
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			4,237,768	805,716
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			3,059,744	488,243
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			2,372,627	365,646
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			2,350,030	432,875
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46			5,888,286	1,035,467
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			3,886,004	266,794
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			3,835,436	302,482
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			3,482,433	371,729
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			3,477,225	205,678
Ser. 99-51, Class N, PO, zero %, 9/17/29			16,005	14,604

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)			1,968,641	41,735

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47			2,488,653	568,782
Ser. 16-42, IO, 5.00%, 2/20/46			6,703,659	1,409,176
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45			3,087,934	331,953
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			2,030,842	445,303
Ser. 14-76, IO, 5.00%, 5/20/44			2,587,894	599,768
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43			1,634,656	324,185
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			5,412,755	584,215
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43			4,025,150	881,508
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			3,628,070	715,455
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			2,025,237	444,134
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			1,839,578	424,243
Ser. 12-146, IO, 5.00%, 12/20/42			1,804,192	408,198
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			1,327,973	269,844
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			592,730	38,010
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			197,585	18,186
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			473,851	33,871
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			617,766	135,538
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			1,883,253	425,446
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			8,476,391	1,861,416
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			4,332,833	987,583
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			1,613,171	371,484
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			3,380,502	726,808
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			8,589,001	1,354,142
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			2,431,501	554,407
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44			3,111,184	515,523
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			3,713,152	779,762
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43			4,988,375	874,512
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			3,664,292	779,574
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			841,446	140,353
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41			3,315,161	717,029
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			123,543	14,330
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			208,335	29,996
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			3,800,962	811,391
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			6,000,330	1,314,912
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			3,347,023	726,605
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			3,815,715	818,230
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			2,305,392	471,453
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			1,865,853	429,370
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			685,634	69,873
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			1,830,148	149,706
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.253%, 9/20/43			1,491,224	216,869
IFB Ser. 14-20, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.203%, 7/20/43			5,846,386	759,387
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46			4,358,587	795,442
Ser. 16-29, IO, 4.00%, 2/16/46			3,131,339	630,182
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			8,430,604	1,642,282
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			4,792,006	1,070,055
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			5,606,766	1,064,736
Ser. 15-40, IO, 4.00%, 3/20/45			5,286,486	1,100,646
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			5,238,871	964,686
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44			10,556,407	1,755,003
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			1,813,156	348,489
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			8,385,923	1,188,872
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			1,817,301	341,907
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			1,579,970	314,603
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			4,093,966	800,584
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.703%, 8/20/44			6,224,151	871,381
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47			4,816,019	944,036
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46			3,321,908	494,798
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			4,120,035	971,504
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			5,125,433	916,171
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			4,061,280	689,768
Ser. 13-76, IO, 3.50%, 5/20/43			6,557,224	1,122,400
Ser. 13-28, IO, 3.50%, 2/20/43			2,038,949	351,984
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			3,106,518	547,772
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			4,500,350	766,995
Ser. 13-14, IO, 3.50%, 12/20/42			10,197,031	1,591,247
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			3,171,665	530,524
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			4,167,574	847,076
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			5,148,643	1,063,365
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			2,364,718	512,952
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42			6,948,886	886,400
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			7,042,954	946,573
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			5,062,010	515,551
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			4,171,711	491,428
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28			12,174,538	1,244,359
Ser. 17-H16, Class FI, IO, 2.374%, 8/20/67(WAC)			8,198,641	1,024,830
Ser. 17-H16, Class JI, IO, 2.348%, 8/20/67(WAC)			20,883,155	2,923,642
Ser. 17-H02, Class BI, IO, 2.325%, 1/20/67(WAC)			6,825,496	877,076
Ser. 17-H06, Class BI, IO, 2.249%, 2/20/67(WAC)			11,158,870	1,431,683
Ser. 16-H16, Class EI, IO, 2.239%, 6/20/66(WAC)			8,053,144	944,634
Ser. 17-H12, Class QI, IO, 2.238%, 5/20/67(WAC)			9,679,676	1,136,375
Ser. 16-H22, Class AI, IO, 2.143%, 10/20/66(WAC)			11,199,680	1,381,839
Ser. 16-H23, Class NI, IO, 2.108%, 10/20/66(WAC)			29,374,462	3,751,119
Ser. 17-H08, Class NI, IO, 2.077%, 3/20/67(WAC)			14,414,974	1,773,042
Ser. 18-H03, Class XI, IO, 2.031%, 2/20/68(WAC)			10,483,110	1,511,665
Ser. 17-H19, Class MI, IO, 2.023%, 4/20/67(WAC)			5,308,408	617,899
Ser. 16-H03, Class DI, IO, 2.016%, 12/20/65(WAC)			9,775,670	928,689
Ser. 15-H10, Class BI, IO, 1.948%, 4/20/65(WAC)			6,649,014	613,212
Ser. 16-H17, Class KI, IO, 1.938%, 7/20/66(WAC)			5,491,782	631,555
Ser. 15-H15, Class BI, IO, 1.926%, 6/20/65(WAC)			5,850,651	602,576
Ser. 17-H09, IO, 1.923%, 4/20/67(WAC)			13,195,439	1,296,109
Ser. 16-H09, Class BI, IO, 1.906%, 4/20/66(WAC)			11,972,903	1,226,851
Ser. 17-H11, Class DI, IO, 1.889%, 5/20/67(WAC)			9,636,394	1,023,867
Ser. 15-H20, Class CI, IO, 1.861%, 8/20/65(WAC)			9,927,536	1,094,551
Ser. 16-H18, Class QI, IO, 1.859%, 6/20/66(WAC)			7,524,284	903,915
Ser. 16-H03, Class AI, IO, 1.845%, 1/20/66(WAC)			8,993,676	865,641
Ser. 15-H25, Class EI, IO, 1.844%, 10/20/65(WAC)			8,271,398	757,660
Ser. 17-H16, Class IH, IO, 1.841%, 7/20/67(WAC)			14,502,906	1,372,976
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65(WAC)			8,472,638	795,581
FRB Ser. 15-H08, Class CI, IO, 1.789%, 3/20/65(WAC)			6,943,144	635,228
Ser. 15-H24, Class AI, IO, 1.779%, 9/20/65(WAC)			8,961,961	907,004
Ser. 17-H16, Class IG, IO, 1.735%, 7/20/67(WAC)			19,577,085	1,859,823
Ser. 15-H23, Class BI, IO, 1.724%, 9/20/65(WAC)			10,230,873	893,155
Ser. 16-H24, Class CI, IO, 1.692%, 10/20/66(WAC)			7,388,622	730,535
Ser. 13-H08, Class CI, IO, 1.672%, 2/20/63(WAC)			12,985,967	738,902
Ser. 16-H14, IO, 1.67%, 6/20/66(WAC)			8,740,541	643,208
Ser. 16-H02, Class HI, IO, 1.632%, 1/20/66(WAC)			11,856,257	1,054,021
Ser. 16-H10, Class AI, IO, 1.618%, 4/20/66(WAC)			19,819,021	1,530,663
Ser. 16-H06, Class DI, IO, 1.614%, 7/20/65			13,522,235	1,154,921
Ser. 14-H21, Class BI, IO, 1.539%, 10/20/64(WAC)			11,745,146	837,429
Ser. 16-H06, Class CI, IO, 1.443%, 2/20/66(WAC)			12,569,454	921,303
Ser. 15-H26, Class CI, IO, 0.755%, 8/20/65(WAC)			27,059,127	389,651
Ser. 06-36, Class OD, PO, zero %, 7/16/36			4,730	3,829

				125,104,533
Commercial mortgage-backed securities (9.7%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)			26,621,333	266

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)			1,339,000	1,218,490
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)			1,026,000	1,016,633
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)			1,195,772	1,198,761

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.835%, 9/11/42(WAC)			828,000	736,920
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)			1,126,119	540,537
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default)(NON)(WAC)			1,554,000	155,400
FRB Ser. 06-PW14, Class XW, IO, 0.515%, 12/11/38(WAC)			1,409,931	7,332

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)			4,349,213	170

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.946%, 12/15/47(WAC)			1,068,000	1,034,818
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)			2,275,000	2,015,998

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.001%, 5/15/46(WAC)			1,225,925	1,241,875

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)			1,755,510	1,183,618

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.913%, 10/15/45(WAC)			700,000	586,488
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)			1,331,000	896,886
Ser. 14-CR18, Class E, 3.60%, 7/15/47			1,371,000	867,938

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.876%, 12/15/39(WAC)			5,118,427	53,743

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 6.236%, 9/15/39(WAC)			650,262	658,980

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			684,546	708,163

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)			2,634,000	2,315,842

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B, 5.611%, 4/10/37(WAC)			798,278	792,770

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			70,356	71,385

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.592%, 7/10/39(WAC)			892,119	1,784

GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)			915,000	851,768
FRB Ser. 13-GC12, Class D, 4.58%, 6/10/46(WAC)			270,000	233,807

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.228%, 7/15/45(WAC)			778,000	683,560

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47(WAC)			2,236,000	1,946,015
FRB Ser. 14-C19, Class D, 4.815%, 4/15/47(WAC)			1,125,000	994,949
FRB Ser. 13-C14, Class E, 4.722%, 8/15/46(WAC)			1,178,000	953,120
FRB Ser. C14, Class D, 4.722%, 8/15/46(WAC)			1,063,000	952,793
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47(WAC)			914,000	651,200
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47(WAC)			2,169,000	1,720,770
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)			1,823,000	1,105,267

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51(WAC)			430,892	440,587
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51(WAC)			757,000	764,570
FRB Ser. 11-C3, Class F, 5.861%, 2/15/46(WAC)			1,113,000	1,075,109
FRB Ser. 12-C6, Class E, 5.306%, 5/15/45(WAC)			1,115,000	980,241
FRB Ser. 12-C8, Class E, 4.809%, 10/15/45(WAC)			173,000	162,450
FRB Ser. 12-LC9, Class E, 4.518%, 12/15/47(WAC)			2,041,000	1,886,592
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)			1,249,000	872,297
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)			6,515,786	65

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			73,056	72,948

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)			3,041,000	273,082

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.254%, 4/20/48(WAC)			977,000	847,118

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)			540,012	540,858

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.56%, 2/12/51(WAC)			812,000	812,406

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.264%, 12/15/49(WAC)			763,206	33,581

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)			2,190,703	2,152,366

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47(WAC)			2,403,000	2,044,639
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)			830,000	592,352
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46(WAC)			2,860,000	2,272,962
Ser. 14-C17, Class E, 3.50%, 8/15/47			1,025,000	656,019
Ser. 14-C18, Class D, 3.389%, 10/15/47			958,000	704,417

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)			2,693,000	134,650
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)			1,600,000	1,518,931

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.367%, 1/11/43(WAC)			798,000	774,060
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)			583,561	578,822

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.198%, 3/24/19 (Cayman Islands) (In default)(NON)(WAC)			376,000	3,760

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			1,096,843	82,812

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)			1,476,000	984,917

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45(WAC)			711,362	679,351
FRB Ser. 07-C34, IO, 0.167%, 5/15/46(WAC)			5,408,667	2,704

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)			1,500,000	679,350

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.426%, 7/15/46(WAC)			456,000	391,935
Ser. 14-LC16, Class D, 3.938%, 8/15/50			2,734,000	2,210,191

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47(WAC)			2,131,000	1,546,541
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)			764,000	667,689
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)			2,166,000	1,835,557
FRB Ser. 12-C10, Class D, 4.595%, 12/15/45(WAC)			700,000	611,078
Ser. 13-C12, Class E, 3.50%, 3/15/48			1,038,000	760,964

				58,046,017
Residential mortgage-backed securities (non-agency) (12.1%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.042%, 6/26/35			157,947	156,095

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 4.822%, 4/25/34			648,370	669,149
FRB Ser. 05-7, Class 21A1, 3.684%, 9/25/35(WAC)			491,098	498,670

Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.077%, 11/25/47			640,424	524,035

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.247%, 3/25/37			2,850,670	2,378,001

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.592%, 6/25/46(WAC)			1,713,789	1,522,359
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.338%, 8/25/46			618,291	536,102
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.318%, 6/25/46			1,034,610	918,214
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.247%, 9/25/35			1,499,113	1,451,669
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.237%, 2/25/37			982,356	620,394
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.227%, 11/20/35			2,639,930	2,588,399
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.107%, 4/25/47			1,025,413	927,357
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.087%, 8/25/46			931,469	777,776
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.087%, 8/25/46			1,223,478	1,039,956
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.087%, 8/25/46			5,885,894	4,961,455

Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.087%, 12/25/36			1,072,133	653,674

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.397%, 5/25/28			830,375	1,150,324
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 11.872%, 7/25/28			2,033,489	2,737,010
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.247%, 4/25/28			1,492,768	1,991,500
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.447%, 12/25/27			1,042,681	1,273,216
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.047%, 11/25/28			1,744,200	2,080,792
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 6.847%, 7/25/29			570,000	630,202
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.547%, 10/25/28			320,000	366,632
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.747%, 3/25/29			640,000	718,966

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.147%, 9/25/28			2,317,941	3,488,124
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.647%, 10/25/28			1,299,898	1,873,607
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.647%, 8/25/28			1,210,634	1,774,464
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.647%, 1/25/29			269,848	354,902
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.797%, 10/25/28			4,285,000	5,026,261
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.597%, 4/25/28			4,441,132	5,162,623
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.447%, 4/25/28			670,591	755,620
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.397%, 9/25/29			1,059,000	1,185,728
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 6.897%, 7/25/25			3,989,942	4,547,477
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.897%, 7/25/25			1,567,442	1,745,553
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.747%, 10/25/29			1,810,000	1,981,376
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.147%, 4/25/29			240,000	272,479
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.147%, 1/25/29			550,000	626,830
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.897%, 5/25/25			151,992	166,694
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.897%, 5/25/25			287,092	309,532
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.547%, 9/25/29			500,000	547,542
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.497%, 1/25/30			450,000	455,960
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.697%, 2/25/30			310,000	322,327
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.497%, 5/25/24			120,000	127,360

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.207%, 5/25/37			1,205,636	907,383

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.097%, 6/25/37			1,060,590	659,886

MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 2.692%, 8/25/35			387,520	341,550

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.647%, 4/25/27 (Bermuda)			550,000	590,150

Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.597%, 3/25/28 (Bermuda)			620,000	621,550

Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.107%, 8/25/36			1,068,832	940,572
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.077%, 1/25/37			1,373,094	1,301,724

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.333%, 9/25/35(WAC)			1,240,784	1,250,315
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.362%, 10/25/45			2,210,536	2,219,695
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.297%, 12/25/45			841,911	826,210
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.247%, 12/25/45			571,951	558,800

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.182%, 4/25/36(WAC)			484,898	487,322
FRB Ser. 06-AR2, Class 1A1, 3.732%, 3/25/36(WAC)			476,253	478,635

				73,080,198

Total mortgage-backed securities (cost $251,300,006)				$256,230,748

CORPORATE BONDS AND NOTES (31.4%)(a)
			Principal amount	Value

Basic materials (3.9%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$161,000	$169,008

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			123,000	115,237

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			344,000	372,741

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			85,000	86,275

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			400,000	402,000

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			404,000	389,355

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			207,000	224,078

ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)			369,000	437,265

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			420,000	423,150

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			380,000	359,100

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			517,000	541,558

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			455,000	474,338

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			507,000	502,564

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			639,000	646,988

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			170,000	169,150

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			360,000	361,800

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			950,000	975,128

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			485,000	498,580

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			533,000	446,388

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			122,000	120,780

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			136,000	146,370

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			761,000	732,463

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)			500,000	495,000

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			425,000	420,219

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			662,000	655,380

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			222,000	227,550

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			170,000	164,050

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			485,000	477,725

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			200,000	201,240

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)			295,000	280,250

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			401,000	403,005

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			340,000	364,650

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			270,000	268,650

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			280,000	296,800

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			311,000	299,726

James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)			200,000	194,000

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			178,000	197,135

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			208,000	230,100

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			339,000	350,018

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			265,000	263,013

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			106,000	111,565

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			389,000	404,560

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			195,000	191,588

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			264,000	269,280

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			90,000	91,688

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22			135,000	137,025

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			360,000	346,500

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			205,000	198,338

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			39,000	38,708

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			935,000	952,531

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			45,000	49,950

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			370,000	383,875

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			304,000	304,000

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			600,000	585,000

Smurfit Kappa Acquisitions 144A company guaranty sr. unsec. notes 4.875%, 9/15/18 (Ireland)			200,000	200,250

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			358,000	428,705

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			527,000	521,730

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			95,000	90,666

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			110,000	113,025

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			45,000	45,675

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			148,000	150,220

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			132,000	127,668

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			385,000	398,475

TopBuild Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26			410,000	411,538

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			225,000	221,625

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			125,000	121,563

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			270,000	267,975

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			292,000	301,855

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			259,000	266,770

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			379,000	379,000

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			218,000	227,810

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			125,000	123,438

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			232,000	239,540

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			489,000	537,900

				23,622,863
Capital goods (1.8%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			451,000	455,510

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			84,000	79,065

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26			120,000	121,800

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)		EUR	200,000	253,625

ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)			$200,000	209,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			630,000	666,225

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			265,000	267,981

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			250,000	261,063

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22			240,000	246,151

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23			154,000	154,963

Berry Global, Inc. 144A notes 4.50%, 2/15/26			120,000	114,600

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			562,000	625,225

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			295,000	310,488

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			553,000	593,093

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			347,000	386,038

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			343,000	338,713

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			343,000	347,288

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			170,000	168,300

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			699,000	712,980

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)		EUR	100,000	122,759

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			$215,000	221,988

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			270,000	260,550

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			260,000	264,922

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			277,000	272,153

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			17,000	15,895

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			257,000	269,850

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			498,000	496,133

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			115,000	117,013

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			242,000	243,210

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			395,000	401,666

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			518,000	506,345

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			300,000	292,500

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26			246,000	243,466

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			442,000	435,370

				10,475,928
Communication services (3.5%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			400,000	399,500

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)			200,000	197,000

Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)		EUR	200,000	234,226

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			$800,000	764,000

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			710,000	639,888

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			400,000	424,000

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			655,000	637,774

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			563,000	571,445

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			112,000	111,160

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27			230,000	215,503

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			815,000	818,831

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			348,000	345,390

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			95,000	96,306

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			435,000	456,750

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28			310,000	313,875

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			469,000	463,630

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			197,000	195,030

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			693,000	712,058

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			308,000	294,910

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			795,000	744,816

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			124,000	130,355

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			860,000	953,525

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			1,110,000	1,017,038

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			305,000	259,631

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			103,000	79,053

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			264,000	232,241

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			435,000	423,038

Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes Ser. REGS, 4.875%, 5/15/22 (United Kingdom)			259,000	249,935

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			65,000	61,506

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			15,000	15,844

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			893,000	875,140

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			88,000	90,200

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			775,000	769,188

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			450,000	428,625

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			38,000	38,760

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			238,000	251,090

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			243,000	249,834

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			929,000	996,353

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			465,000	493,481

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21			253,750	252,829

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			745,000	782,250

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			291,000	301,549

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			180,000	182,025

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			100,000	100,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			295,000	283,879

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			125,000	120,313

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)		EUR	710,000	973,534

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			$662,000	673,585

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			170,000	166,600

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)		GBP	100,000	140,569

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	255,000	347,355

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$536,000	313,560

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)		EUR	115,000	140,670

				21,029,647
Consumer cyclicals (4.9%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23			$233,000	218,002

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			120,000	116,850

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			159,000	160,988

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			355,000	344,350

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			377,000	388,781

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			543,000	286,433

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			344,000	361,200

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			125,000	129,100

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			175,000	178,063

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			489,000	496,335

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			165,000	167,681

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			140,000	138,250

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			186,000	186,465

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			280,000	286,650

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)		EUR	200,000	252,678

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			$1,039,000	1,013,025

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			465,000	444,075

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			750,000	808,125

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			210,000	234,150

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			163,000	172,169

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			340,000	340,748

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			278,000	284,172

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			165,000	166,238

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			250,000	240,625

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	541,000	432,417

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$390,000	407,550

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			320,000	308,800

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			375,000	362,813

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			500,000	498,750

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			674,000	539,200

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			340,000	325,550

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			230,000	231,150

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			75,000	71,625

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			924,000	1,011,780

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			625,000	645,313

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			120,000	124,950

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37			235,000	156,275

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			170,000	160,225

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			195,000	186,713

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			60,000	60,075

Lennar Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			195,000	201,338

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			165,000	161,494

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			190,000	189,525

Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)		EUR	200,000	243,327

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			$85,000	87,338

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			230,000	229,425

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			340,000	343,808

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			337,000	359,748

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			554,000	574,775

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			260,000	205,400

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, (9.50%) 10/15/21(PIK)			313,815	213,394

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			220,000	148,500

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			832,000	819,520

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			190,000	187,150

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			246,000	247,870

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			315,000	322,875

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			167,000	168,461

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			296,000	294,806

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			240,000	229,800

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			439,000	450,798

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			241,000	233,770

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			290,000	287,825

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			125,000	72,500

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			290,000	343,650

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			400,000	406,480

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			580,000	562,600

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			395,000	398,832

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,063,000	1,145,701

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			729,000	721,710

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27			228,000	211,470

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			263,000	270,561

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			484,000	461,010

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			495,000	491,288

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			540,000	527,688

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			240,000	239,772

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			25,000	25,875

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			106,000	109,975

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			410,000	415,381

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			25,000	23,313

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			275,000	263,656

Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)		EUR	200,000	230,466

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			$314,000	318,318

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			282,000	285,525

Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23			495,000	470,250

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			216,000	199,800

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			678,000	691,560

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			52,000	51,675

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			90,000	90,450

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			229,000	218,981

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			250,000	252,500

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			468,000	463,166

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			612,000	592,294

				29,695,733
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			385,000	371,525

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			170,000	170,425

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			275,000	261,594

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			362,000	368,335

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			300,000	283,125

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			355,000	337,250

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			818,000	869,902

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			870,000	898,275

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			241,000	187,980

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,061,000	1,092,830

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			330,000	316,388

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	495,000	570,898

Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)		EUR	200,000	241,102

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$264,000	145,200

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			754,000	787,930

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			725,000	735,875

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			377,000	370,403

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			295,000	296,475

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			295,000	295,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			180,000	171,900

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			350,000	346,938

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			85,000	84,256

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			315,000	308,700

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			265,000	250,094

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28			270,000	269,325

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			728,000	436,800

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			131,000	95,630

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			439,000	445,036

				11,009,191
Energy (7.5%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			989,000	1,023,615

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			123,000	125,614

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			324,000	327,742

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			38,000	38,190

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			187,000	201,025

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			260,000	257,400

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			210,000	186,900

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			171,000	147,060

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			738,000	760,848

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			275,000	268,125

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			58,000	53,505

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			190,000	201,400

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			114,000	109,725

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			486,000	471,177

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			607,000	594,860

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			1,048,000	1,021,800

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			187,000	189,338

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			458,000	460,290

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			310,000	306,125

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			63,000	57,015

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			321,000	335,445

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			384,000	388,800

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			140,000	139,258

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			344,000	345,720

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			135,000	135,338

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			750,000	709,275

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			238,000	224,315

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			136,000	128,180

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			551,000	421,515

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			195,000	137,475

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			103,000	106,605

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26			365,000	355,072

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			368,000	371,680

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			475,000	477,969

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			290,000	278,400

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26			254,000	254,953

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			224,000	179,200

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			50,000	44,875

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			305,000	275,263

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			243,000	243,049

Murray Energy Corp. 144A notes 11.25%, 4/15/21			451,000	196,185

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			410,000	388,475

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			67,000	70,350

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			859,000	890,139

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			150,000	140,625

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			120,000	120,900

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			196,000	201,390

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			177,000	182,310

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26			275,000	275,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			270,000	276,551

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	399,784

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)			1,703,000	1,674,901

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			3,635,000	3,898,538

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			695,000	690,100

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.75%, 2/1/29 (Brazil)			570,000	541,500

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.625%, 5/20/43 (Brazil)			438,000	365,730

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			2,423,000	2,837,939

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,727,000	1,813,350

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			493,000	520,731

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)			2,354,000	2,295,150

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)			1,020,000	1,003,170

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)			1,255,000	314,880

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			3,606,000	942,969

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)			2,345,000	588,361

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.625%, 6/15/35 (Mexico)			340,000	337,790

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)			1,216,000	1,270,392

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.875%, 8/4/26 (Mexico)			205,000	220,017

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			5,014,000	4,725,444

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			265,000	253,738

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			302,000	309,550

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			195,000	201,360

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25			150,000	142,875

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			123,000	125,153

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			280,000	289,800

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			230,000	223,675

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			45,000	5

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			332,000	336,980

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			65,000	65,325

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			281,000	283,810

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			245,000	244,388

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			210,000	201,075

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			630,000	582,750

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.875%, 4/15/26			100,000	99,270

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			287,000	275,161

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			160,000	163,200

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			247,000	246,383

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			140,000	133,700

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			653,000	628,513

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			70,000	65,800

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26			190,000	194,750

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			60,000	68,100

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			405,000	422,213

				45,094,386
Financials (3.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			778,000	781,890

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			5,000	5,184

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			608,000	738,842

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			369,000	381,454

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			163,000	213,530

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			148,000	153,365

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			185,000	196,100

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			175,000	186,122

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			315,000	321,300

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			178,000	181,783

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			82,000	83,845

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			233,000	230,670

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			443,000	446,323

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			332,000	333,660

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			500,000	636,060

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			200,000	254,424

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			360,000	351,900

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)			170,000	167,436

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25			249,000	249,000

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			574,000	574,000

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			214,000	226,840

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			161,000	161,483

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			475,000	495,045

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26			331,000	331,414

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			210,000	214,725

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			205,000	209,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			51,000	52,084

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			440,000	444,950

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			18,000	15,750

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			20,000	21,400

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)			200,000	211,500

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			130,000	130,000

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			125,000	121,250

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			670,000	918,760

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24			353,000	361,384

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			242,000	261,965

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			450,000	436,500

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			115,000	105,800

Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)		GBP	175,000	241,067

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			$284,000	287,550

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			375,000	377,093

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			200,000	218,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			306,000	387,855

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			410,000	430,603

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			235,000	231,110

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			270,000	272,700

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			123,000	124,535

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			330,000	318,450

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)			325,000	319,763

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)			325,000	321,630

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			158,000	150,448

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			190,000	194,275

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			200,000	210,432

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			315,000	315,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			786,000	786,450

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			4,200,000	4,320,750

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25			524,000	508,935

				21,224,234
Health care (2.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			475,000	454,813

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			354,000	317,715

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			410,000	393,600

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			395,000	413,763

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			94,000	91,415

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			305,000	308,050

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			326,000	297,475

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			824,000	447,267

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			272,000	214,880

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			298,000	17,880

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			200,000	140,500

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			540,000	388,800

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			295,000	213,138

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			256,000	257,280

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			629,000	658,091

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			575,000	543,375

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			128,000	140,480

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			370,000	374,625

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			408,000	456,960

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			329,000	247,573

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			270,000	270,000

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			70,000	66,500

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			563,000	557,370

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			100,000	97,780

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			1,075,000	1,104,831

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			220,000	220,000

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			393,000	405,596

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			182,000	189,508

Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)			385,000	380,189

Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)			250,000	242,500

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)		EUR	200,000	239,187

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			$90,000	89,550

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			305,000	311,100

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			255,000	258,188

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			603,000	543,888

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			466,000	428,138

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			90,000	87,075

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			195,000	175,988

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			355,000	374,525

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			270,000	280,125

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			165,000	165,842

				12,865,560
Technology (1.3%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			1,318,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,063,000	1,132,095

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			440,000	462,790

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			335,000	350,537

First Data Corp. 144A notes 5.75%, 1/15/24			581,000	588,263

First Data Corp. 144A sr. notes 5.375%, 8/15/23			375,000	382,425

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			640,000	648,800

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			717,000	722,378

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			503,000	510,545

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			132,000	134,640

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			140,000	131,775

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			481,000	452,741

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			198,000	206,019

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			675,000	750,938

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			423,000	418,770

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			597,000	585,060

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			400,000	394,000

				7,871,776
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			484,000	497,915

				497,915
Utilities and power (0.9%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			965,000	989,125

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			160,000	161,000

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			135,000	135,675

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			364,000	369,460

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			584,000	535,878

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			188,000	179,893

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			85,000	85,319

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			615,000	671,866

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			516,000	554,700

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			169,000	185,478

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			356,000	363,565

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			139,000	139,000

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			329,000	268,958

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			272,000	290,020

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			393,000	404,299

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			125,000	123,438

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			205,000	1,538

				5,459,212

Total corporate bonds and notes (cost $192,594,844)				$188,846,445

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (30.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.5%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/48			$17,000,000	$17,641,485
4.00%, TBA, 5/1/48			9,000,000	9,206,015

				26,847,500
U.S. Government Agency Mortgage Obligations (25.5%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 5/1/48			5,000,000	5,406,250
4.00%, TBA, 5/1/48			23,000,000	23,427,657
3.50%, TBA, 6/1/48			63,000,000	62,470,901
3.50%, TBA, 5/1/48			63,000,000	62,557,034

				153,861,842

Total U.S. government and agency mortgage obligations (cost $181,205,274)				$180,709,342

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.375%, 8/31/23(i)			$121,000	$112,655

Total U.S. treasury obligations (cost $112,655)				$112,655

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.8%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$4,685,000	$4,532,738

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			460,000	444,130

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)			1,140,000	1,194,720

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			3,493,000	3,479,063

Argentina (Republic of) sr. unsec. unsub. notes 5.875%, 1/11/28 (Argentina)			650,000	595,817

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)			2,255,000	2,174,314

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)			900,000	916,830

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 26.667%, 5/31/22 (Argentina)		ARS	17,110,000	873,918

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$1,990,000	2,024,805

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			100,000	109,485

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			1,788,000	1,982,058

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			2,408,000	2,511,833

Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)			175,000	185,063

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)			445,000	520,650

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)			1,650,000	1,661,451

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)			635,000	652,463

Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)			1,010,000	1,013,138

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)			700,000	686,000

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)		EUR	2,332,000	3,000,691

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)		EUR	61,000	65,832

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	468,000	512,908

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	141,000	156,636

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	178,000	200,347

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)		EUR	468,000	527,958

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	3,840,211	4,446,885

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	137,295	161,921

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	4,094,435	4,885,847

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	398,000	476,025

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	1,556,500	1,875,776

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	114,000	137,388

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	1,269,807	1,577,842

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)			$760,000	757,150

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			300,000	309,375

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			1,555,000	1,852,394

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			200,000	226,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			1,265,000	1,266,830

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			1,355,000	1,317,738

Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)		EUR	760,000	930,303

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			$1,385,000	1,308,968

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			265,000	268,851

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)			200,000	193,756

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)			1,040,000	1,051,062

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			650,000	190,125

Total foreign government and agency bonds and notes (cost $50,411,011)				$53,257,834

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$135,756,500	$1,369,782

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		61,090,400	545,537

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		61,090,400	130,733

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		135,756,500	136

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		5,973,300	686,452

2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884		44,597,800	257,329

2.84/3 month USD-LIBOR-BBA/May-28	May-18/2.84		83,839,700	123,244

2.81/3 month USD-LIBOR-BBA/May-28	May-18/2.81		20,959,900	8,594

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		54,302,600	6,516

2.75/3 month USD-LIBOR-BBA/May-28	May-18/2.75		20,959,900	2,934

2.715/3 month USD-LIBOR-BBA/May-28	May-18/2.715		41,919,900	419

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	9,307,100	225

Credit Suisse International

(2.8675)/3 month USD-LIBOR-BBA/May-28	May-18/2.8675		$44,597,800	464,263

(3.0925)/3 month USD-LIBOR-BBA/May-28	May-18/3.0925		89,195,500	100,791

2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80		59,463,700	85,628

Goldman Sachs International

(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		6,980,300	466,005

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	6,701,000	306,187

2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$6,980,300	305,877

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	17,218,000	226,847

(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375		$86,326,300	151,934

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		11,403,500	24,746

2.666/3 month USD-LIBOR-BBA/May-28	May-18/2.666		41,919,900	3,773

2.51125/3 month USD-LIBOR-BBA/May-20	May-18/2.51125		59,463,700	59

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		49,415,400	49

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		135,756,500	1,386,074

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	6,794,000	567,665

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$61,090,400	550,425

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	17,032,000	511,111

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$6,980,300	465,935

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	455,674

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	313,066

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	305,528

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		54,302,600	167,252

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		61,090,400	128,901

2.875/3 month USD-LIBOR-BBA/May-28	May-18/2.875		83,249,100	84,082

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	46,535,500	23,064

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$135,756,500	136

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	738,637

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	738,567

(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		118,927,300	341,321

(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375		57,550,800	117,979

2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78		59,463,700	73,140

2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355		54,302,600	54

Wells Fargo Bank, N.A.

2.50/3 month USD-LIBOR-BBA/May-20	May-18/2.50		89,195,500	89

Total purchased swap options outstanding (cost $12,395,006)				$12,236,760

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	May-18/93.93	$31,000,000	$31,000,000	$11,997

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-18/96.29	48,000,000	48,000,000	250,272

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/96.69	31,000,000	31,000,000	138,136

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/96.84	31,000,000	31,000,000	119,226

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/97.00	31,000,000	31,000,000	102,269

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jul-18/98.69	93,000,000	93,000,000	690,432

Total purchased options outstanding (cost $1,670,859)				$1,312,332

SENIOR LOANS (1.7%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 7/2/22			$228,536	$180,829

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 4/21/24			181,936	182,437

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.647%, 12/15/24			563,588	569,488

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.611%, 6/21/24			477,393	481,835

BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.588%, 4/3/24			143,913	144,662

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.647%, 11/17/22			345,000	350,175

Casella Waste Systems, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.396%, 10/17/23			962,813	969,432

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.651%, 3/30/25			144,000	145,920

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.444%, 8/23/21			380,000	402,088

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.593%, 5/5/24			80,641	81,078

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 10/25/23			419,621	385,461

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.651%, 4/16/21			364,713	365,929

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.052%, 3/31/24			173,596	174,600

Getty Images, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 10/18/19			87,389	83,020

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (In default)(NON)			743,000	586,970

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			175,000	174,016

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23 (United Kingdom)			210,000	210,525

KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 7.654%, 5/16/20			309,573	309,573

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.023%, 11/1/24			220,000	227,920

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.40%, 11/6/24			750,000	754,375

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.141%, 10/25/20			307,489	270,261

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/26/25			235,000	235,196

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.787%, 11/3/23			326,735	325,827

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.401%, 9/7/23			602,790	469,800

Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.651%, 2/5/23			320,135	322,063

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/15/26			220,000	220,000

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/15/25			230,000	231,725

Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.734%, 7/31/22			84,000	80,535

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.401%, 3/19/21			150,913	146,197

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.401%, 3/19/20			237,261	234,295

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/16/25			580,000	580,544

Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.877%, 7/24/24			169,574	170,210

Total senior loans (cost $10,272,296)				$10,066,986

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
			Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)			$54,000	$55,485

Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23			59,000	56,584

				112,069
Capital goods (0.1%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23			58,000	73,358

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			76,000	93,813

Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24			61,000	65,675

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			47,000	37,880

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22			36,000	38,322

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24			69,000	77,374

				386,422
Communication services (—%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			174,000	158,558

RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23			35,000	36,435

				194,993
Consumer cyclicals (0.1%)

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			27,492	48,215

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			57,000	67,482

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			116,000	121,336

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			124,000	142,240

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			57,000	59,733

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23			53,000	52,179

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			57,000	51,094

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			36,000	36,982

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20			103,000	172,210

Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22			43,000	90,992

				842,463
Consumer staples (0.1%)

Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23			29,000	31,453

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22			83,000	101,635

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			118,000	115,419

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			59,000	62,570

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22			44,000	40,860

				351,937
Energy (0.1%)

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $58,386) (Cayman Islands)(RES)			84,334	91,081

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26			82,000	71,635

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			41,000	48,286

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			97,000	92,393

				303,395
Financials (—%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)			41,000	39,960

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37			35,000	42,469

IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)			85,000	96,191

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			52,000	55,651

				234,271
Health care (0.2%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24			98,000	94,259

Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25			60,000	54,046

Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25			45,000	41,953

Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24			31,000	35,069

Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22			39,000	50,968

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21, (Ireland)			160,000	166,909

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22			109,000	119,513

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24			36,000	46,548

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			39,000	45,495

Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22			69,000	64,816

Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23			48,000	52,068

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22			43,000	53,049

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			60,000	60,300

				884,993
Technology (0.4%)

Apptio, Inc. 144A cv. sr. unsec. notes 0.875%, 4/1/23			42,000	42,630

Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22, (acquired various dates from 9/22/17 to 9/25/17, cost $36,063)(RES)			33,000	45,381

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			29,000	41,629

Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23			60,000	73,040

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			65,000	83,535

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22			43,000	54,289

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			70,000	62,995

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22			51,000	64,961

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21			62,000	57,036

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			67,000	72,313

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			67,000	166,857

j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29			79,000	100,855

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			14,000	36,309

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27			237,000	266,696

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			109,000	172,554

Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24			63,000	78,832

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			32,000	176,713

Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25			18,000	17,687

Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23			51,000	63,005

Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23			54,000	61,777

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23			56,000	72,170

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			54,000	71,408

OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22			82,000	74,005

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			63,000	95,054

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22			78,000	108,908

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			51,000	112,933

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			32,000	71,667

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 6/1/22			26,000	34,819

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23			55,000	67,098

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			33,000	50,670

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			52,000	48,793

Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24			36,000	37,566

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22			59,000	63,661

				2,647,846
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24			74,000	70,104

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			43,000	41,280

				111,384

Total convertible bonds and notes (cost $5,735,157)				$6,069,773

COMMON STOCKS (0.3%)(a)
			Shares	Value

Avaya Holdings Corp.(NON)			47,064	$1,077,295

Caesars Entertainment Corp.(NON)			8,988	102,014

CHC Group, LLC (acquired 3/23/17, cost $23,780) (Cayman Islands)(NON)(RES)			1,640	11,890

Halcon Resources Corp.(NON)			24,782	133,079

Milagro Oil & Gas, Inc. (Units)(F)			169	13,689

Nine Point Energy			1,515	20,846

SandRidge Energy, Inc.(NON)			8,217	119,475

Tervita Corp. Class A (Canada)			449	3,147

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			21,073	10,958

Tribune Media Co. Class 1C(F)			92,963	14,874

Total common stocks (cost $1,455,117)				$1,507,267

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5, 6.00%, 2/25/28(WAC)			$770,000	$748,748

Total asset-backed securities (cost $749,268)				$748,748

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP			16,265	$432,486

Total preferred stocks (cost $412,195)				$432,486

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Nine Point Energy 6.75% cv. pfd.			32	$35,312

Total convertible preferred stocks (cost $32,000)				$35,312

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	6,732	$3,703

Total warrants (cost $—)				$3,703

SHORT-TERM INVESTMENTS (16.2%)(a)
			Principal amount/shares	Value

Argentina (Republic of) Treasury Bills with effective yields ranging from 1.901% to 3.607%, 8/15/18 (Argentina)		ARS	42,442,000	$1,918,500

Argentina (Republic of) Treasury Bills with effective yields ranging from 8.712% to 9.836%, 9/19/18 (Argentina)		ARS	60,565,000	2,671,181

Putnam Short Term Investment Fund 1.88%(AFF)		Shares	50,542,667	50,542,667

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(P)		Shares	1,084,000	1,084,000

U.S. Treasury Bills 1.453%, 5/10/18(SEGSF)(SEGCCS)			$5,255,000	5,252,983

U.S. Treasury Bills 1.486%, 5/3/18(SEGSF)			6,189,000	6,188,464

U.S. Treasury Bills 1.496%, 6/7/18(SEG)(SEGSF)(SEGCCS)			4,173,000	4,165,972

U.S. Treasury Bills 1.508%, 6/14/18(SEG)(SEGSF)(SEGCCS)			15,983,000	15,950,816

U.S. Treasury Bills 1.523%, 6/21/18(SEG)(SEGSF)(SEGCCS)			4,864,000	4,852,372

U.S. Treasury Bills 1.735%, 7/12/18(SEGSF)(SEGCCS)			5,005,000	4,987,595

Total short-term investments (cost $98,204,421)				$97,614,550

TOTAL INVESTMENTS

Total investments (cost $806,550,109)				$809,184,941

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $302,545,633) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/18/18	8,312,789	8,478,406	(165,617)
	British Pound	Buy	6/20/18	2,036,642	2,062,341	(25,699)
	Canadian Dollar	Buy	7/18/18	13,889	14,148	(259)
	Euro	Buy	6/20/18	3,981,548	4,149,832	(168,284)
	Japanese Yen	Sell	5/16/18	4,909,357	5,010,918	101,561
	New Zealand Dollar	Sell	7/18/18	68,525	70,453	1,928
	Norwegian Krone	Buy	6/20/18	4,876,293	5,081,064	(204,771)
	Russian Ruble	Buy	6/20/18	2,660,046	2,971,701	(311,655)
	Russian Ruble	Sell	6/20/18	2,660,046	2,922,573	262,527
	Swedish Krona	Sell	6/20/18	4,260,909	4,559,457	298,548
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	4,288,864	4,387,863	(98,999)
	British Pound	Sell	6/20/18	757,721	562,846	(194,875)
	Canadian Dollar	Sell	7/18/18	7,094,939	7,082,700	(12,239)
	Euro	Sell	6/20/18	85,446	154,026	68,580
	Japanese Yen	Sell	5/16/18	81,527	66,788	(14,739)
	Swedish Krona	Sell	6/20/18	7,277,268	7,569,888	292,620
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	5,532,445	5,680,401	(147,956)
	Brazilian Real	Buy	7/3/18	2,748,787	2,957,140	(208,353)
	Brazilian Real	Sell	7/3/18	2,748,787	2,954,525	205,738
	British Pound	Sell	6/20/18	1,079,384	1,044,799	(34,585)
	Euro	Buy	6/20/18	5,926,326	5,980,516	(54,190)
	Japanese Yen	Sell	5/16/18	54,510	61,297	6,787
	New Zealand Dollar	Sell	7/18/18	663,228	699,349	36,121
	Swedish Krona	Sell	6/20/18	5,141,145	5,489,923	348,778
Credit Suisse International
	Australian Dollar	Buy	7/18/18	6,043,946	6,169,364	(125,418)
	British Pound	Sell	6/20/18	2,949,744	2,845,764	(103,980)
	Canadian Dollar	Sell	7/18/18	2,472,785	2,525,480	52,695
	Euro	Buy	6/20/18	1,714,619	1,758,192	(43,573)
	Japanese Yen	Sell	5/16/18	2,965,588	2,953,599	(11,989)
	Swedish Krona	Sell	6/20/18	5,797,836	6,195,352	397,516
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	6,848,626	7,108,346	(259,720)
	Brazilian Real	Sell	7/3/18	259,981	356,531	96,550
	British Pound	Sell	6/20/18	2,072,659	1,983,119	(89,540)
	Canadian Dollar	Buy	7/18/18	15,293	5,005	10,288
	Chinese Yuan (Offshore)	Buy	5/16/18	2,971,228	2,997,149	(25,921)
	Chinese Yuan (Offshore)	Sell	5/16/18	2,971,228	2,968,812	(2,416)
	Euro	Buy	6/20/18	4,185,042	4,260,902	(75,860)
	Japanese Yen	Buy	5/16/18	1,256,221	1,535,457	(279,236)
	New Zealand Dollar	Sell	7/18/18	4,198,872	4,348,026	149,154
	Norwegian Krone	Buy	6/20/18	5,102,725	5,309,259	(206,534)
	South African Rand	Buy	7/18/18	404,789	425,603	(20,814)
	Swedish Krona	Sell	6/20/18	5,039,475	5,307,595	268,120
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	5,369,401	5,477,465	(108,064)
	British Pound	Sell	6/20/18	2,985,209	2,983,980	(1,229)
	Euro	Sell	6/20/18	2,268,989	2,246,842	(22,147)
	Japanese Yen	Sell	5/16/18	2,459,995	2,506,139	46,144
	Mexican Peso	Buy	7/18/18	825,416	843,733	(18,317)
	Swedish Krona	Sell	6/20/18	5,957,515	6,198,657	241,142
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	5,248,304	5,384,133	(135,829)
	British Pound	Sell	6/20/18	2,765,523	2,865,105	99,582
	Canadian Dollar	Sell	7/18/18	2,487,688	2,491,745	4,057
	Euro	Buy	6/20/18	2,451,759	2,498,531	(46,772)
	Japanese Yen	Sell	5/16/18	279,864	215,651	(64,213)
	New Zealand Dollar	Sell	7/18/18	3,795,110	3,902,048	106,938
	Norwegian Krone	Buy	6/20/18	4,667,030	4,822,524	(155,494)
	Russian Ruble	Buy	6/20/18	2,660,045	2,974,402	(314,357)
	Russian Ruble	Sell	6/20/18	2,660,046	2,914,609	254,563
	Swedish Krona	Sell	6/20/18	6,798,734	7,085,574	286,840
	Swiss Franc	Buy	6/20/18	513,133	536,698	(23,565)
NatWest Market PLC
	Euro	Buy	6/20/18	5,997,834	6,081,111	(83,277)
	Euro	Sell	6/20/18	5,997,834	6,133,209	135,375
	Japanese Yen	Buy	5/16/18	5,803,068	5,868,557	(65,489)
	Japanese Yen	Sell	5/16/18	5,803,068	5,885,532	82,464
	Swedish Krona	Sell	6/20/18	4,025,900	4,282,815	256,915
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	6,070,982	6,291,508	(220,526)
	British Pound	Sell	6/20/18	4,058,935	4,020,296	(38,639)
	Canadian Dollar	Sell	7/18/18	3,566,157	3,626,993	60,836
	Euro	Buy	6/20/18	4,368,297	4,436,405	(68,108)
	Japanese Yen	Buy	5/16/18	1,256,221	1,435,495	(179,274)
	New Zealand Dollar	Sell	7/18/18	377,379	387,971	10,592
	Norwegian Krone	Buy	6/20/18	7,187,863	7,327,963	(140,100)
	Swedish Krona	Sell	6/20/18	8,521,909	9,080,555	558,646
UBS AG
	Australian Dollar	Buy	7/18/18	3,264,808	3,346,674	(81,866)
	British Pound	Sell	6/20/18	5,110,995	5,106,592	(4,403)
	Canadian Dollar	Sell	7/18/18	2,500,406	2,513,087	12,681
	Euro	Buy	6/20/18	6,288,594	6,375,221	(86,627)
	Japanese Yen	Sell	5/16/18	2,466,534	2,395,876	(70,658)
	New Zealand Dollar	Sell	7/18/18	5,939,009	6,100,399	161,390
	Norwegian Krone	Buy	6/20/18	2,220,480	2,317,660	(97,180)
	Swedish Krona	Buy	6/20/18	635,611	732,537	(96,926)
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	5,811,768	5,924,456	(112,688)
	British Pound	Buy	6/20/18	2,472,150	2,501,414	(29,264)
	Euro	Buy	6/20/18	3,424,027	3,465,210	(41,183)
	Japanese Yen	Sell	5/16/18	1,850,056	1,893,752	43,696

Unrealized appreciation						4,959,372

Unrealized (depreciation)						(5,193,417)

Total						$(234,045)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-Bund 10 yr (Short)	60	$11,501,665	$11,501,662	Jun-18	$(165,381)
Euro-OAT 10 yr (Short)	16	2,971,855	2,971,854	Jun-18	(46,034)
U.S. Treasury Note 2 yr (Short)	299	63,402,016	63,402,016	Jun-18	190,952
U.S. Treasury Note Ultra 10 yr (Long)	63	8,057,109	8,057,109	Jun-18	(26,703)

Unrealized appreciation					190,952

Unrealized (depreciation)					(238,118)

Total					$(47,166)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $12,344,715) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$61,090,400	$3,055
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		135,756,500	23,079
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		61,090,400	417,858
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		135,756,500	1,392,862
Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		60,592,000	287,812
Citibank, N.A.

1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	14,798,000	179
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		$54,302,600	11,404
(2.87)/3 month USD-LIBOR-BBA/May-28	May-18/2.87		20,959,900	22,427
3.015/3 month USD-LIBOR-BBA/May-28	May-18/3.015		41,919,900	61,203
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739		44,597,800	112,386
(2.93)/3 month USD-LIBOR-BBA/May-28	May-18/2.93		41,919,900	154,684
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029		44,597,800	339,389
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		60,592,000	401,119
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		27,151,300	1,030,120
Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915		13,379,300	96,866
2.9675/3 month USD-LIBOR-BBA/May-28	May-18/2.9675		133,793,300	619,463
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		108,605,200	20,635
2.75125/3 month USD-LIBOR-BBA/May-20	May-18/2.75125		59,463,700	33,894
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375		86,326,300	36,257
3.066/3 month USD-LIBOR-BBA/May-28	May-18/3.066		41,919,900	71,264
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375		86,326,300	83,737
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	4,653,600	367,134
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	4,653,600	376,744
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	18,614,000	595,802
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	9,307,100	718,750
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	9,307,100	764,382
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$61,090,400	3,055
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		135,756,500	21,721
(2.945)/3 month USD-LIBOR-BBA/May-28	May-18/2.945		41,624,600	115,716
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	10,237,800	190,133
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$61,090,400	424,578
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		108,605,200	560,403
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	1,064,795
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$135,756,500	1,407,795
Morgan Stanley & Co. International PLC

(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375		54,302,600	54
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525		13,379,300	66,094
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646		57,550,800	138,122
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655		118,927,300	377,000
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		6,990,700	631,470
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		6,990,700	632,239
Wells Fargo Bank, N.A.

2.74/3 month USD-LIBOR-BBA/May-20	May-18/2.74		89,195,500	49,949

Total				$13,725,629

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $1,670,859) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	May-18/$93.93	$31,000,000	$31,000,000	$231,198
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/97.23	31,000,000	31,000,000	80,972
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/97.38	31,000,000	31,000,000	68,448
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/97.54	31,000,000	31,000,000	57,505
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/97.77	31,000,000	31,000,000	44,268
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/97.92	31,000,000	31,000,000	36,704
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/98.08	31,000,000	31,000,000	30,256
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jun-18/96.29	48,000,000	48,000,000	200,592
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jul-18/99.11	93,000,000	93,000,000	461,745
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jul-18/99.54	93,000,000	93,000,000	286,812

Total				$1,498,500

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$13,575,700	$(271,514)	$254,680
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	13,575,700	(530,810)	52,538
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(7,901)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(35,432)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	13,575,700	(530,810)	(174,176)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	13,575,700	(271,514)	(238,661)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(242,326)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(270,997)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	580,360
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	428,585
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	114,036
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	(288,484)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	253,594
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	23,947
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	(102,143)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	(238,525)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	50,230
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	2,064,000	(38,287)	34,655
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	2,064,000	(265,740)	28,875
2.9225/3 month USD-LIBOR-BBA/May-28 (Purchased)	May-18/2.9225	56,420,900	(153,747)	7,899
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	2,064,000	(38,287)	(27,699)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	2,064,000	(265,740)	(71,373)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	(172,547)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	13,575,700	522,664	427,770
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	2,064,000	165,120	97,173
(2.995)/3 month USD-LIBOR-BBA/May-28 (Written)	May-18/2.995	28,210,500	145,989	(18,337)
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	2,064,000	165,120	(63,654)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	13,575,700	519,949	(283,732)
Goldman Sachs International

(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	3,439,600	(122,106)	83,410
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	3,439,600	(87,710)	55,756
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	3,439,600	(275,684)	21,945
2.902/3 month USD-LIBOR-BBA/May-28 (Purchased)	May-18/2.902	56,420,900	(160,800)	17,490
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	3,439,600	(238,364)	15,306
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(2,411)
(3.082)/3 month USD-LIBOR-BBA/May-28 (Purchased)	May-18/3.082	56,420,900	(163,621)	(37,238)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(42,471)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	3,439,600	(313,004)	(54,002)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	3,439,600	(275,684)	(54,655)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	3,439,600	(122,106)	(82,791)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	3,439,600	(165,101)	(97,375)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	3,439,600	282,391	152,477
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	3,439,600	205,860	129,776
2.992/3 month USD-LIBOR-BBA/May-28 (Written)	May-18/2.992	28,210,500	161,505	22,851
(2.992)/3 month USD-LIBOR-BBA/May-28 (Written)	May-18/2.992	28,210,500	161,505	(25,389)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	3,439,600	145,151	(71,647)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	3,439,600	205,860	(111,477)
JPMorgan Chase Bank N.A.

(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	3,439,600	(213,255)	46,159
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	2,064,000	(27,451)	29,928
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	2,064,000	(221,467)	27,492
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	3,439,600	(357,718)	(8,496)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	3,439,600	(41,275)	(17,026)
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	3,439,600	(198,809)	(17,404)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	2,064,000	(50,568)	(35,005)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	2,064,000	(319,094)	(87,142)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(160,301)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(403,523)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	554,294
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	201,680
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	2,064,000	227,246	126,957
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	3,439,600	56,753	10,904
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	3,439,600	374,916	(38,145)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	2,064,000	115,790	(54,304)
Morgan Stanley & Co. International PLC

3.005/3 month USD-LIBOR-BBA/May-28 (Purchased)	May-18/3.005	84,631,400	(499,325)	106,636
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	2,064,000	(51,600)	36,141
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	2,064,000	(316,205)	23,076
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	2,064,000	(27,038)	(19,670)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	2,064,000	(222,086)	(56,450)
(3.005)/3 month USD-LIBOR-BBA/May-28 (Purchased)	May-18/3.005	84,631,400	(499,325)	(137,949)
3.02/3 month USD-LIBOR-BBA/Jul-28 (Written)	Jul-18/3.02	84,631,400	875,935	140,488
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	2,064,000	114,758	67,760
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	2,064,000	226,214	(61,900)
(3.02)/3 month USD-LIBOR-BBA/Jul-28 (Written)	Jul-18/3.02	84,631,400	875,935	(122,716)

Unrealized appreciation				4,224,868

Unrealized (depreciation)				(4,035,474)

Total				$189,394

TBA SALE COMMITMENTS OUTSTANDING at 4/30/18 (proceeds receivable $84,470,820) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 5/1/48	$8,000,000	5/14/18	$8,333,125
Federal National Mortgage Association, 3.50%, 5/1/48	63,000,000	5/14/18	62,557,034
Federal National Mortgage Association, 3.00%, 5/1/48	14,000,000	5/14/18	13,508,907

Total			$84,399,066

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized depreciation

JPMorgan Chase Bank N.A.
MYR	8,395,000	$2,953	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(3,647)

Upfront premium received			—			Unrealized appreciation	—

Upfront premium (paid)			—			Unrealized (depreciation)	(3,647)

		Total	$—			Total	$(3,647)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$10,543,000	$124,386	(E)	$(76)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(124,463)
		45,604,800	258,169		(431)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	(233,545)
		9,011,000	27,384	(E)	(101)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	27,283
		9,939,000	24,301	(E)	6,929	6/20/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	(17,372)
		36,137,800	200,782		233,351	4/9/28	2.903% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	421,492
		10,713,000	5,560	(E)	(120)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	5,440
		155,462,000	874,474	(E)	53,770	6/20/23	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	928,244
		19,929,000	133,644		99,381	4/11/28	2.89% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	226,905
		10,128,900	52,893		(143)	4/17/28	2.9075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,565
		23,117,550	101,763		125,642	4/19/28	2.917% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	223,077
		1,676,800	6,501		(24)	4/19/28	2.923% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,160
		89,195,500	960,636		(215,252)	4/10/28	3 month USD-LIBOR-BBA — Quarterly	2.8435% — Semiannually	(1,149,558)
		44,597,800	191,860		213,478	4/10/28	2.9175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	390,248
		37,083,800	252,986	(E)	304,067	6/20/28	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	51,081
		1,956,300	17,695		(28)	4/19/28	3 month USD-LIBOR-BBA — Quarterly	2.864% — Semiannually	(17,391)
		19,929,000	284,746		128,278	5/1/28	3 month USD-LIBOR-BBA — Quarterly	2.805% — Semiannually	(156,468)
		39,857,900	236,796		(125,417)	5/1/28	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	111,379
		407,343,300	1,497,394	(E)	(184,476)	6/20/20	2.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,312,918
		7,071,200	207,922	(E)	(31,235)	6/20/48	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	176,687
		355,006,300	2,824,430	(E)	(794,867)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,029,562
		29,731,900	478,327		79,882	4/9/28	3 month USD-LIBOR-BBA — Quarterly	2.7825% — Semiannually	(390,235)
		17,393,100	279,594		(246)	5/2/28	2.785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	279,348
		44,597,800	123,982		84,144	5/2/28	3 month USD-LIBOR-BBA — Quarterly	2.935% — Semiannually	(39,837)
		1,993,000	55,744		(68)	4/4/48	3 month USD-LIBOR-BBA — Quarterly	2.854% — Semiannually	(55,002)
		3,448,500	50,921		(46)	4/4/28	2.797% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49,620
		6,854,000	100,740		(91)	4/5/28	2.798% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	98,287
		4,397,000	63,669		(58)	4/5/28	2.8005% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62,087
		25,569,400	75,737	(E)	(96)	7/6/20	3 month USD-LIBOR-BBA — Quarterly	2.655% — Semiannually	(75,833)
		7,642,500	121,416		(101)	4/6/28	3 month USD-LIBOR-BBA — Quarterly	2.7845% — Semiannually	(119,077)
		9,705,000	90,897		(129)	4/9/28	3 month USD-LIBOR-BBA — Quarterly	2.85941% — Semiannually	(87,890)
		12,855,400	119,684	(E)	(182)	5/22/28	2.866% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	119,502
		15,650,100	143,793	(E)	(222)	5/10/28	2.865% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	143,572
		8,303,400	79,264		(110)	4/10/28	3 month USD-LIBOR-BBA — Quarterly	2.8575% — Semiannually	(76,855)
		7,870,500	78,233		(104)	4/10/28	3 month USD-LIBOR-BBA — Quarterly	2.853% — Semiannually	(75,970)
		8,867,400	88,523		(118)	4/10/28	3 month USD-LIBOR-BBA — Quarterly	2.8525% — Semiannually	(85,977)
		5,912,000	59,280		(78)	4/10/28	3 month USD-LIBOR-BBA — Quarterly	2.852% — Semiannually	(57,584)
		62,970,000	174,742		(238)	4/10/20	2.59634% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	164,995
		31,485,000	87,025		(119)	4/10/20	2.59696% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	82,140
		31,485,000	86,836		(119)	4/10/20	2.59727% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,945
		16,060,600	122,109		(130)	4/10/23	2.7375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	118,231
		16,060,600	120,198		(130)	4/10/23	2.74007% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	116,296
		16,060,600	117,114		(130)	4/10/23	2.74421% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	113,173
		34,370,000	92,936	(E)	(130)	5/10/20	2.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	92,807
		10,831,000	140,532		(144)	4/11/28	3 month USD-LIBOR-BBA — Quarterly	2.8183% — Semiannually	(137,782)
		8,756,000	116,516		(116)	4/11/28	3 month USD-LIBOR-BBA — Quarterly	2.8145% — Semiannually	(114,311)
		13,139,000	180,175		(174)	4/12/28	3 month USD-LIBOR-BBA — Quarterly	2.81% — Semiannually	(177,083)
		18,882,000	81,721		(119)	4/12/21	2.6915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	78,090
		5,693,500	79,851		(75)	4/13/28	3 month USD-LIBOR-BBA — Quarterly	2.8065% — Semiannually	(78,603)
		6,562,000	93,463		(87)	4/13/28	3 month USD-LIBOR-BBA — Quarterly	2.804% — Semiannually	(92,033)
		11,485,000	163,386		(152)	4/13/28	3 month USD-LIBOR-BBA — Quarterly	2.8042% — Semiannually	(160,882)
		19,623,000	50,019	(E)	(74)	5/15/20	2.63125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49,945
		9,142,000	138,264		(121)	4/13/28	3 month USD-LIBOR-BBA — Quarterly	2.79393% — Semiannually	(136,317)
		13,283,000	49,067		(84)	4/16/21	2.71529% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,949
		1,439,000	3,369		(9)	4/17/21	2.764% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,130
		4,251,500	36,185		(56)	4/18/28	3 month USD-LIBOR-BBA — Quarterly	2.87% — Semiannually	(35,450)
		19,928,950	87,588		95,501	4/18/28	2.917% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	179,045
		1,257,600	11,129	(E)	(18)	5/16/28	2.87% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,111
		31,143,500	124,917		(252)	4/18/23	2.81623% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	119,479
		55,276,500	63,015		(208)	4/18/20	3 month USD-LIBOR-BBA — Quarterly	2.6865% — Semiannually	(56,608)
		3,685,500	66,354		(126)	4/18/48	3 month USD-LIBOR-BBA — Quarterly	2.902% — Semiannually	(65,752)
		176,000	1,607		(2)	4/19/28	2.863% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,575
		22,298,900	195,160	(E)	(316)	7/19/28	2.884% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	194,844
		4,162,500	38,112	(E)	(59)	5/21/28	2.8675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,053
		9,367,000	83,741		(124)	4/19/28	3 month USD-LIBOR-BBA — Quarterly	2.8652% — Semiannually	(82,273)
		352,000	3,195		(5)	4/19/28	3 month USD-LIBOR-BBA — Quarterly	2.86365% — Semiannually	(3,140)
		8,634,000	80,037		(114)	4/20/28	3 month USD-LIBOR-BBA — Quarterly	2.8615% — Semiannually	(78,825)
		13,562,300	51,591		(180)	4/23/28	2.92406% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49,716
		3,633,100	13,577	(E)	(51)	5/29/28	2.93% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,525
		4,340,800	9,745	(E)	(61)	5/15/28	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,684
		14,412,500	35,224		(191)	4/23/28	3 month USD-LIBOR-BBA — Quarterly	2.93957% — Semiannually	(33,564)
		14,412,500	36,449		(191)	4/23/28	3 month USD-LIBOR-BBA — Quarterly	2.9386% — Semiannually	(34,792)
		13,122,500	26,639		(174)	4/24/28	2.94422% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,972
		13,122,500	24,067		(174)	4/24/28	2.94645% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,394
		94,166,000	59,136		(2,502)	4/24/20	3 month USD-LIBOR-BBA — Quarterly	2.715% — Semiannually	(55,124)
		27,300,000	60,715		(1,975)	4/24/28	2.942% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	55,646
		81,964,000	82		(198)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	2,444
		7,774,800	31,107		(103)	4/25/28	3.013% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,057)
		7,774,800	22,423		(103)	4/25/28	3.00026% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,356)
		3,888,000	11,124		(52)	4/25/28	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,590)
		22,896,500	27,293		(185)	4/25/23	2.9285% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29,649)
		204,910,000	3,074		(496)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	7,938
		8,544,000	44,976		(113)	4/26/28	3.0275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(45,879)
		19,611,000	38,928		(159)	4/27/23	2.9459% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,351)
		8,354,000	65,178		(111)	4/27/28	3.0565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(65,930)
		21,195,000	25,837		(171)	4/30/23	3 month USD-LIBOR-BBA — Quarterly	2.9275% — Semiannually	26,000
		10,520,500	50,793		(140)	4/30/28	3.0215% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(51,126)
		10,520,500	52,087		(140)	4/30/28	3.0229% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(52,421)
		21,041,000	106,215		7,891	4/30/28	3 month USD-LIBOR-BBA — Quarterly	3.024% — Semiannually	114,494
		40,982,000	5,123		(99)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	(5,222)
		3,103,200	6,225	(E)	(44)	5/22/28	2.995% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,269)
		43,607,200	7,762		(353)	5/1/23	3 month USD-LIBOR-BBA — Quarterly	2.907% — Semiannually	7,409
		4,596,500	20,914		(157)	5/2/48	3 month USD-LIBOR-BBA — Quarterly	3.009% — Semiannually	20,757
		4,596,500	22,845		(157)	5/2/48	3 month USD-LIBOR-BBA — Quarterly	3.011% — Semiannually	22,688
	AUD	11,872,000	54,279		(37)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	29,545
	AUD	11,872,000	45,243		(37)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	21,289
	AUD	13,623,000	45,937	(E)	(118)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(46,055)
	AUD	70,015,000	351,476	(E)	(393,275)	6/20/23	2.50% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(41,799)
	AUD	180,000	1,267	(E)	(2,029)	6/20/28	2.85% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(762)
	BRL	20,713,797	300,596		(57)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	297,771
	BRL	10,522,963	167,276		(42)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(166,148)
	BRL	17,500,724	158,142		(54)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	158,088
	BRL	46,136,402	114,524		(2)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(110,040)
	BRL	14,390,799	194,546		(49)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	194,497
	BRL	40,295,670	99,543		(49)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(96,093)
	CAD	11,645,000	185,330		(37)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(164,105)
	CAD	11,645,000	173,739		(37)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(151,567)
	CAD	53,410,000	182,325	(E)	103,795	6/20/23	3 month CAD-BA-CDOR — Semiannually	2.45% — Semiannually	(78,530)
	CAD	6,116,000	14,829	(E)	(15,140)	6/20/28	2.65% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(312)
	CHF	23,375,000	9,529	(E)	(41,156)	6/20/23	6 month CHF-LIBOR-BBA — Semiannually	0.05% — Annually	(31,626)
	CHF	24,559,000	316,814	(E)	352,112	6/20/28	6 month CHF-LIBOR-BBA — Semiannually	0.40% — Annually	35,299
	EUR	8,503,000	10,854	(E)	(34)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(10,887)
	EUR	8,503,000	12,938	(E)	(34)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(12,972)
	EUR	27,544,000	17,396		(242)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(95,841)
	EUR	7,933,000	30,857	(E)	(67)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(30,924)
	EUR	14,264,000	25,907		(140)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	56,792
	EUR	3,664,000	2,929		(59)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(18,234)
	EUR	17,710,000	17,024		(81)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(25,165)
	EUR	17,815,000	22,180		(84)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(30,760)
	EUR	14,334,000	76,890		(144)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	108,881
	EUR	3,673,000	11,980		(61)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(26,644)
	EUR	36,297,700	283,337		(420)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(322,526)
	EUR	7,207,000	88,285	(E)	(99)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(88,384)
	EUR	69,119,000	504,231	(E)	(347,221)	6/20/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.55% — Annually	157,010
	EUR	75,322,000	1,115,701	(E)	(327,689)	6/20/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.15% — Annually	788,012
	GBP	3,856,000	49,964	(E)	(72)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(50,036)
	GBP	17,538,000	55,412		(54)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(53,747)
	GBP	3,508,000	17,343	(E)	(43)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(17,386)
	GBP	17,538,000	52,201		21,775	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(5,930)
	GBP	11,936,000	103,918	(E)	(69,297)	6/20/28	6 month GBP-LIBOR-BBA — Semiannually	1.65% — Semiannually	34,622
	GBP	38,524,000	186,952	(E)	(82,581)	6/20/23	6 month GBP-LIBOR-BBA — Semiannually	1.45% — Semiannually	104,372
	HKD	646,533,000	47,778		(157)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(65,182)
	HKD	161,879,000	11,220		(50)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(15,088)
	HKD	647,517,000	45,870		(198)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(61,360)
	HKD	808,986,000	43,188		(248)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(51,107)
	HKD	323,758,000	4,868		(99)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(9,307)
	INR	141,940,000	8,122		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	1,498
	JPY	794,000,000	8,294		(28)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(6,429)
	JPY	398,000,000	3,353		(26)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(293)
	JPY	794,000,000	6,130		(58)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	8,404
	JPY	398,000,000	21,815		(47)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(25,502)
	JPY	794,000,000	10,539		(60)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	12,756
	JPY	398,000,000	21,364		(49)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(24,201)
	MXN	84,723,000	398,653		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(404,262)
	MXN	90,430,000	233,110		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(234,642)
	MXN	21,470,000	31,501		(14)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(31,560)
	MXN	25,900,000	45,133		(17)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(45,419)
	NOK	264,448,000	95,167	(E)	6,200	6/20/23	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(88,967)
	NOK	99,135,000	131,582	(E)	(15,589)	6/20/28	6 month NOK-NIBOR-NIBR — Semiannually	2.40% — Annually	115,993
	NZD	10,245,000	8,852	(E)	40,248	6/20/23	2.80% — Semiannually	3 month NZD-BBR-FRA — Quarterly	31,396
	NZD	33,023,000	115,455	(E)	(83,065)	6/20/28	3 month NZD-BBR-FRA — Quarterly	3.30% — Semiannually	32,390
	SEK	178,598,000	7,893		(48)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	(3,491)
	SEK	36,591,000	28,920		(31)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	(1,040)
	SEK	178,598,000	7,587		(48)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	(3,082)
	SEK	36,591,000	27,007		(31)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	979
	SEK	178,598,000	14,909		(48)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	(13,131)
	SEK	36,591,000	16,075		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	12,114
	SEK	36,591,000	17,032		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	11,105
	SEK	178,598,000	12,564		(48)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	(10,028)
	SEK	36,624,000	43,217		(60)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	59,448
	SEK	141,157,000	104,828		(141)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(134,223)
	SEK	174,483,000	46,387		(81)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	42,436
	SEK	171,857,000	47,769		(82)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	43,441
	SEK	139,150,000	147,673		(143)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(176,570)
	SEK	36,240,000	59,773		(61)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	75,085
	SEK	52,475,000	62,736		(54)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(81,285)
	SEK	116,527,000	146,792	(E)	25,378	6/20/28	3 month SEK-STIBOR-SIDE — Quarterly	1.40% — Annually	172,170
	SEK	140,365,000	98,309	(E)	32,050	6/20/23	0.70% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(66,260)
	ZAR	91,635,000	96,362		(15)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	96,418
	ZAR	35,250,000	130,701		(18)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(130,815)
	ZAR	76,590,000	18,697		(40)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	18,820
	ZAR	29,335,000	35,343		(33)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(35,774)

	Total				$(732,948)				$3,438,626

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
	$141,183	$142,025	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$1,965
	214,285	212,954	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,107)
	121,097	122,460	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,696
	151,376	150,435	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(782)
	16,921	17,022	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	288
	271,274	270,762	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(118)
	1,263,806	1,255,954	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(6,528)
	1,013,463	1,008,509	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(3,685)
	608,300	612,126	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(4,941)
	185,716	186,903	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,007
	111,797	112,512	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,810
	141,779	142,685	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,296
	250,480	251,988	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,268
	35,943	36,160	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	612
	533,980	541,281	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(12,372)
	207,362	209,142	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,326
	719,088	725,535	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,429)
	2,010,561	2,000,373	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(7,282)
	17,112,537	17,028,422	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(59,435)
	10,478,261	10,459,858	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,201)

Citibank, N.A.
	1,007,215	1,002,264	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(3,499)
	2,291,730	2,280,465	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(7,961)
	350,062	348,341	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,216)

Credit Suisse International
	763,910	760,155	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,654)
	770,690	769,336	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(162)
	296,401	298,296	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	4,799
	326,918	331,388	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(7,575)
	358,815	363,721	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(8,314)
	316,529	318,553	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	5,125
	184,797	186,454	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,194
	14,811	14,943	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	256
	14,666	14,770	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	212
	128,681	129,591	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,857
	244,076	246,171	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,915
	67,260	67,838	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,079
	38,476	38,807	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	617
	1,053,478	1,072,302	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	27,191
	377,769	384,520	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,751
	366,973	373,736	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	9,470
	643,688	649,459	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,125)

Deutsche Bank AG
	770,690	769,336	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(162)

Goldman Sachs International
	176,729	178,718	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,934
	78,801	79,275	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,343
	350,298	352,387	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,875
	350,298	352,387	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,875
	488,155	487,298	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(103)
	183,386	183,064	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(39)
	84,843	85,798	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,889
	12,760	12,904	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	284
	198,835	200,708	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,621
	85,361	86,322	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,900
	170,713	172,635	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,801
	5,669	5,703	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	97
	344,113	343,509	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(72)
	668,766	667,592	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(140)
	412,897	412,172	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(87)
	31,637	31,581	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7)
	84,391	84,242	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(18)
	797,334	802,089	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11,097
	690,022	694,138	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,604
	511,812	518,810	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(11,859)
	621,877	626,275	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	8,976
	492,605	496,089	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7,110
	259,963	261,802	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,752
	374,868	381,567	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,676
	417,856	421,443	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,703)
	1,313,167	1,336,632	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	33,894
	454,376	460,526	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(9,362)
	1,135,278	1,145,456	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19,622)

JPMorgan Chase Bank N.A.
	994,288	1,003,202	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17,185
	576,896	582,068	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,971
	191,770	193,489	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,314
	535,493	540,294	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,255
	511,812	518,810	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(11,859)

JPMorgan Securities LLC
	616,639	623,855	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	12,017
	139,318	140,514	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,235)
	2,329,135	2,343,026	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(32,417)
	685,507	689,890	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(11,100)
	1,517,792	1,528,526	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(21,907)

Upfront premium received			—		Unrealized appreciation		250,204

Upfront premium (paid)			—		Unrealized (depreciation)		(281,078)

		Total	$—			Total	$(30,874)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	17,671,000	$275,322	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$275,322
EUR	17,671,000	297,131	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(297,131)
EUR	6,627,000	105,084	(86)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	104,998
EUR	6,627,000	132,614	(160)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(132,774)
EUR	11,045,000	164,550	(142)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	164,408
EUR	11,045,000	210,419	(264)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(210,686)
EUR	8,836,000	117,854	(114)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	117,740
EUR	8,836,000	132,078	(214)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(132,291)
GBP	5,308,000	19,811	(74)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(19,883)
GBP	5,308,000	60,557	(124)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	60,433
GBP	6,900,000	55,153	(115)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(55,268)
GBP	6,900,000	104,568	(160)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	104,408
GBP	2,477,000	14,261	(35)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(14,296)
GBP	2,477,000	31,424	(58)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	31,366
GBP	4,954,000	10,094	(70)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(10,164)
GBP	4,954,000	11,935	(70)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(12,006)
GBP	9,908,000	48,423	(234)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	48,190
	$7,142,000	136,826	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	136,826
	7,142,000	201,190	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(201,190)
	8,217,000	171,259	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	171,259
	8,217,000	259,731	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(259,731)
	7,952,000	97,364	(49)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	97,316
	7,952,000	145,402	(86)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(145,488)
	7,952,000	100,068	(49)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	100,019
	7,952,000	143,931	(86)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(144,017)

Total			$(2,190)				$(222,640)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$9,980	$146,000	$18,235	5/11/63	300 bp — Monthly	$(8,183)
	CMBX NA BBB-.6 Index	BBB-/P	19,586	325,000	40,593	5/11/63	300 bp — Monthly	(20,844)
	CMBX NA BBB-.6 Index	BBB-/P	40,127	650,000	81,185	5/11/63	300 bp — Monthly	(40,733)
	CMBX NA BBB-.6 Index	BBB-/P	38,247	671,000	83,808	5/11/63	300 bp — Monthly	(45,225)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	1,141	8,000	999	5/11/63	300 bp — Monthly	146
	CMBX NA BBB-.6 Index	BBB-/P	40,886	288,000	35,971	5/11/63	300 bp — Monthly	5,059
	CMBX NA BB.6 Index	BB/P	317,017	1,288,000	275,117	5/11/63	500 bp — Monthly	42,974
	CMBX NA BBB-.6 Index	BBB-/P	64,272	473,000	59,078	5/11/63	300 bp — Monthly	5,431
	CMBX NA BBB-.6 Index	BBB-/P	218,669	1,489,000	185,976	5/11/63	300 bp — Monthly	33,438

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	58,297	376,000	46,962	5/11/63	300 bp — Monthly	11,523
	CMBX NA BBB-.6 Index	BBB-/P	81,330	582,000	72,692	5/11/63	300 bp — Monthly	8,929
	CMBX NA BBB-.6 Index	BBB-/P	85,335	585,000	73,067	5/11/63	300 bp — Monthly	12,561
	CMBX NA BBB-.6 Index	BBB-/P	170,816	1,171,000	146,258	5/11/63	300 bp — Monthly	25,144
	CMBX NA BBB-.6 Index	BBB-/P	35,881	212,000	26,479	5/11/63	300 bp — Monthly	9,508
	CMBX NA BBB-.6 Index	BBB-/P	142,278	943,000	117,781	5/11/63	300 bp — Monthly	24,969
	CMBX NA BBB-.6 Index	BBB-/P	124,926	1,090,000	136,141	5/11/63	300 bp — Monthly	(10,670)
	CMBX NA BBB-.6 Index	BBB-/P	151,088	1,317,000	164,493	5/11/63	300 bp — Monthly	(12,747)
	CMBX NA BBB-.6 Index	BBB-/P	143,661	1,359,000	169,739	5/11/63	300 bp — Monthly	(25,399)
	CMBX NA BBB-.6 Index	BBB-/P	185,042	1,710,000	213,579	5/11/63	300 bp — Monthly	(27,682)
	CMBX NA BBB-.6 Index	BBB-/P	355,922	2,359,000	294,639	5/11/63	300 bp — Monthly	62,463
	CMBX NA BBB-.6 Index	BBB-/P	930,638	8,704,000	1,087,130	5/11/63	300 bp — Monthly	(151,792)
	CMBX NA BBB-.7 Index	BBB-/P	27,745	351,000	32,397	1/17/47	300 bp — Monthly	(4,477)
	CMBX NA BBB-.7 Index	BBB-/P	143,170	2,180,000	201,214	1/17/47	300 bp — Monthly	(56,954)
	CMBX NA BBB-.7 Index	BBB-/P	1,652,884	22,362,000	2,064,013	1/17/47	300 bp — Monthly	(399,947)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	14,630	88,000	10,991	5/11/63	300 bp — Monthly	3,683
	CMBX NA BBB-.6 Index	BBB-/P	17,848	206,000	25,729	5/11/63	300 bp — Monthly	(7,778)
	CMBX NA BBB-.6 Index	BBB-/P	24,541	223,000	27,853	5/11/63	300 bp — Monthly	(3,201)
	CMBX NA BBB-.6 Index	BBB-/P	17,962	227,000	28,352	5/11/63	300 bp — Monthly	(10,277)
	CMBX NA BBB-.6 Index	BBB-/P	27,421	245,000	30,601	5/11/63	300 bp — Monthly	(3,057)
	CMBX NA BBB-.6 Index	BBB-/P	24,979	296,000	36,970	5/11/63	300 bp — Monthly	(11,844)
	CMBX NA BBB-.6 Index	BBB-/P	58,232	389,000	48,586	5/11/63	300 bp — Monthly	9,841
	CMBX NA BBB-.6 Index	BBB-/P	57,641	392,000	48,961	5/11/63	300 bp — Monthly	8,876
	CMBX NA BBB-.6 Index	BBB-/P	44,904	403,000	50,335	5/11/63	300 bp — Monthly	(5,229)
	CMBX NA BBB-.6 Index	BBB-/P	34,559	417,000	52,083	5/11/63	300 bp — Monthly	(17,315)
	CMBX NA BBB-.6 Index	BBB-/P	45,403	418,000	52,208	5/11/63	300 bp — Monthly	(6,596)
	CMBX NA BBB-.6 Index	BBB-/P	45,228	418,000	52,208	5/11/63	300 bp — Monthly	(6,771)
	CMBX NA BBB-.6 Index	BBB-/P	37,046	439,000	54,831	5/11/63	300 bp — Monthly	(17,565)
	CMBX NA BBB-.6 Index	BBB-/P	30,861	453,000	56,580	5/11/63	300 bp — Monthly	(25,492)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	57,704	5/11/63	300 bp — Monthly	(5,920)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	57,704	5/11/63	300 bp — Monthly	(5,920)
	CMBX NA BBB-.6 Index	BBB-/P	73,722	531,000	66,322	5/11/63	300 bp — Monthly	7,666
	CMBX NA BBB-.6 Index	BBB-/P	48,875	566,000	70,693	5/11/63	300 bp — Monthly	(21,536)
	CMBX NA BBB-.6 Index	BBB-/P	86,808	576,000	71,942	5/11/63	300 bp — Monthly	15,154
	CMBX NA BBB-.6 Index	BBB-/P	31,646	638,000	79,686	5/11/63	300 bp — Monthly	(47,721)
	CMBX NA BBB-.6 Index	BBB-/P	31,103	638,000	79,686	5/11/63	300 bp — Monthly	(48,265)
	CMBX NA BBB-.6 Index	BBB-/P	34,009	652,000	81,435	5/11/63	300 bp — Monthly	(47,100)
	CMBX NA BBB-.6 Index	BBB-/P	84,497	694,000	86,681	5/11/63	300 bp — Monthly	(1,837)
	CMBX NA BBB-.6 Index	BBB-/P	76,544	707,000	88,304	5/11/63	300 bp — Monthly	(11,407)
	CMBX NA BBB-.6 Index	BBB-/P	69,759	928,000	115,907	5/11/63	300 bp — Monthly	(45,684)
	CMBX NA BBB-.6 Index	BBB-/P	134,739	961,000	120,029	5/11/63	300 bp — Monthly	15,191
	CMBX NA BBB-.6 Index	BBB-/P	124,607	1,193,000	149,006	5/11/63	300 bp — Monthly	(23,802)
	CMBX NA BBB-.6 Index	BBB-/P	155,880	1,414,000	176,609	5/11/63	300 bp — Monthly	(20,022)
	CMBX NA BBB-.6 Index	BBB-/P	184,707	1,551,000	193,720	5/11/63	300 bp — Monthly	(8,238)
	CMBX NA BBB-.6 Index	BBB-/P	93,617	1,935,000	241,682	5/11/63	300 bp — Monthly	(147,097)
	CMBX NA BBB-.6 Index	BBB-/P	320,704	2,144,000	267,786	5/11/63	300 bp — Monthly	53,991
	CMBX NA BBB-.7 Index	BBB-/P	104,272	1,496,000	138,081	1/17/47	300 bp — Monthly	(33,061)
	CMBX NA BBB-.7 Index	BBB-/P	260,919	3,530,000	325,819	1/17/47	300 bp — Monthly	(63,135)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	85,236	585,000	73,067	5/11/63	300 bp — Monthly	12,462
	CMBX NA BBB-.6 Index	BBB-/P	173,296	1,168,000	145,883	5/11/63	300 bp — Monthly	27,997
	CMBX NA BBB-.6 Index	BBB-/P	7,279	46,000	5,745	5/11/63	300 bp — Monthly	1,557
	CMBX NA BBB-.6 Index	BBB-/P	7,312	46,000	5,745	5/11/63	300 bp — Monthly	1,590
	CMBX NA BBB-.6 Index	BBB-/P	14,477	92,000	11,491	5/11/63	300 bp — Monthly	3,032
	CMBX NA BBB-.6 Index	BBB-/P	15,040	132,000	16,487	5/11/63	300 bp — Monthly	(1,380)
	CMBX NA BBB-.6 Index	BBB-/P	20,772	139,000	17,361	5/11/63	300 bp — Monthly	3,480
	CMBX NA BBB-.6 Index	BBB-/P	36,031	323,000	40,343	5/11/63	300 bp — Monthly	(4,150)
	CMBX NA BBB-.6 Index	BBB-/P	36,027	329,000	41,092	5/11/63	300 bp — Monthly	(4,901)
	CMBX NA BBB-.6 Index	BBB-/P	55,360	374,000	46,713	5/11/63	300 bp — Monthly	8,834
	CMBX NA BBB-.6 Index	BBB-/P	58,890	379,000	47,337	5/11/63	300 bp — Monthly	11,742
	CMBX NA BBB-.6 Index	BBB-/P	60,685	411,000	51,334	5/11/63	300 bp — Monthly	9,556
	CMBX NA BBB-.6 Index	BBB-/P	56,672	432,000	53,957	5/11/63	300 bp — Monthly	2,932
	CMBX NA BBB-.6 Index	BBB-/P	58,915	456,000	56,954	5/11/63	300 bp — Monthly	2,189
	CMBX NA BBB-.6 Index	BBB-/P	60,399	464,000	57,954	5/11/63	300 bp — Monthly	2,677
	CMBX NA BBB-.6 Index	BBB-/P	82,992	484,000	60,452	5/11/63	300 bp — Monthly	22,782
	CMBX NA BBB-.6 Index	BBB-/P	82,311	484,000	60,452	5/11/63	300 bp — Monthly	22,101
	CMBX NA BBB-.6 Index	BBB-/P	81,912	555,000	69,320	5/11/63	300 bp — Monthly	12,870
	CMBX NA BBB-.6 Index	BBB-/P	71,979	646,000	80,685	5/11/63	300 bp — Monthly	(8,384)
	CMBX NA BBB-.6 Index	BBB-/P	71,792	646,000	80,685	5/11/63	300 bp — Monthly	(8,571)
	CMBX NA BBB-.6 Index	BBB-/P	79,783	703,000	87,805	5/11/63	300 bp — Monthly	(7,670)
	CMBX NA BBB-.6 Index	BBB-/P	78,962	704,000	87,930	5/11/63	300 bp — Monthly	(8,616)
	CMBX NA BBB-.6 Index	BBB-/P	77,653	707,000	88,304	5/11/63	300 bp — Monthly	(10,297)
	CMBX NA BBB-.6 Index	BBB-/P	102,206	725,000	90,553	5/11/63	300 bp — Monthly	12,016
	CMBX NA BBB-.6 Index	BBB-/P	120,499	757,000	94,549	5/11/63	300 bp — Monthly	26,328
	CMBX NA BBB-.6 Index	BBB-/P	98,087	830,000	103,667	5/11/63	300 bp — Monthly	(5,165)
	CMBX NA BBB-.6 Index	BBB-/P	99,018	892,000	111,411	5/11/63	300 bp — Monthly	(11,947)
	CMBX NA BBB-.6 Index	BBB-/P	121,754	927,000	115,782	5/11/63	300 bp — Monthly	6,436
	CMBX NA BBB-.6 Index	BBB-/P	156,038	1,029,000	128,522	5/11/63	300 bp — Monthly	28,030
	CMBX NA BBB-.6 Index	BBB-/P	110,130	1,047,000	130,770	5/11/63	300 bp — Monthly	(20,117)
	CMBX NA BBB-.6 Index	BBB-/P	116,769	1,061,000	132,519	5/11/63	300 bp — Monthly	(15,219)
	CMBX NA BBB-.6 Index	BBB-/P	125,112	1,193,000	149,006	5/11/63	300 bp — Monthly	(23,297)
	CMBX NA BBB-.6 Index	BBB-/P	142,215	1,291,000	161,246	5/11/63	300 bp — Monthly	(18,385)
	CMBX NA BBB-.6 Index	BBB-/P	178,079	1,487,000	185,726	5/11/63	300 bp — Monthly	(6,534)
	CMBX NA BBB-.6 Index	BBB-/P	195,139	1,768,000	220,823	5/11/63	300 bp — Monthly	(24,800)
	CMBX NA BBB-.6 Index	BBB-/P	268,987	1,771,000	221,198	5/11/63	300 bp — Monthly	48,674
	CMBX NA BBB-.6 Index	BBB-/P	188,751	1,794,000	224,071	5/11/63	300 bp — Monthly	(34,423)
	CMBX NA BBB-.6 Index	BBB-/P	265,627	1,917,000	239,433	5/11/63	300 bp — Monthly	27,153
	CMBX NA BBB-.6 Index	BBB-/P	312,079	2,063,000	257,669	5/11/63	300 bp — Monthly	55,442
	CMBX NA BBB-.6 Index	BBB-/P	525,740	5,013,000	626,124	5/11/63	300 bp — Monthly	(97,877)
	CMBX NA BBB-.6 Index	BBB-/P	563,902	5,381,000	672,087	5/11/63	300 bp — Monthly	(105,495)

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	134,029	914,000	114,159	5/11/63	300 bp — Monthly	20,328

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	32,411	230,000	28,727	5/11/63	300 bp — Monthly	3,799
	CMBX NA BBB-.6 Index	BBB-/P	86,440	584,000	72,942	5/11/63	300 bp — Monthly	13,790
	CMBX NA BBB-.6 Index	BBB-/P	86,313	584,000	72,942	5/11/63	300 bp — Monthly	13,663
	CMBX NA BBB-.6 Index	BBB-/P	85,231	585,000	73,067	5/11/63	300 bp — Monthly	12,457
	CMBX NA BBB-.6 Index	BBB-/P	173,042	1,168,000	145,883	5/11/63	300 bp — Monthly	27,743
	CMBX NA BBB-.6 Index	BBB-/P	172,880	1,168,000	145,883	5/11/63	300 bp — Monthly	27,581
	CMBX NA BBB-.6 Index	BBB-/P	171,233	1,171,000	146,258	5/11/63	300 bp — Monthly	25,561
	CMBX NA BBB-.6 Index	BBB-/P	212,053	1,533,000	191,472	5/11/63	300 bp — Monthly	21,347
	CMBX NA BBB-.6 Index	BBB-/P	258,148	1,753,000	218,950	5/11/63	300 bp — Monthly	40,074
	CMBX NA BBB-.6 Index	BBB-/P	255,855	1,756,000	219,324	5/11/63	300 bp — Monthly	37,408
	CMBX NA BBB-.6 Index	BBB-/P	344,982	2,337,000	291,891	5/11/63	300 bp — Monthly	54,259
	CMBX NA BB.6 Index	BB/P	101,667	414,000	88,430	5/11/63	500 bp — Monthly	13,581
	CMBX NA BB.6 Index	BB/P	204,028	828,000	176,861	5/11/63	500 bp — Monthly	27,857
	CMBX NA BBB-.6 Index	BBB-/P	49,325	291,000	36,346	5/11/63	300 bp — Monthly	13,124
	CMBX NA BBB-.6 Index	BBB-/P	64,507	433,000	54,082	5/11/63	300 bp — Monthly	10,642

	Upfront premium received		15,035,758			Unrealized appreciation		1,069,641

	Upfront premium (paid)		—			Unrealized (depreciation)		(1,867,751)

	Total		$15,035,758				Total	$(798,110)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(259,945)	$1,288,000	$207,110	1/17/47	(500 bp) — Monthly	$(53,908)
	CMBX NA BB.7 Index	(42,091)	268,000	43,094	1/17/47	(500 bp) — Monthly	780
	CMBX NA BB.7 Index	(43,761)	268,000	43,094	1/17/47	(500 bp) — Monthly	(890)

	Credit Suisse International
	CMBX NA BB.7 Index	(43,332)	2,455,000	524,388	5/11/63	(500 bp) — Monthly	479,010
	CMBX NA BB.7 Index	(507,935)	3,088,000	496,550	1/17/47	(500 bp) — Monthly	(13,958)
	CMBX NA BB.7 Index	(99,427)	539,000	86,671	1/17/47	(500 bp) — Monthly	(13,205)

	Goldman Sachs International
	CMBX NA BB.6 Index	(104,038)	1,017,000	217,231	5/11/63	(500 bp) — Monthly	112,345
	CMBX NA BB.7 Index	(71,729)	474,000	76,219	1/17/47	(500 bp) — Monthly	4,095
	CMBX NA BB.6 Index	(19,578)	134,000	28,622	5/11/63	(500 bp) — Monthly	8,932
	CMBX NA BB.7 Index	(135,933)	804,000	129,283	1/17/47	(500 bp) — Monthly	(7,319)
	CMBX NA BB.7 Index	(84,052)	513,000	82,490	1/17/47	(500 bp) — Monthly	(1,989)
	CMBX NA BB.7 Index	(57,666)	284,000	45,667	1/17/47	(500 bp) — Monthly	(12,236)
	CMBX NA BB.7 Index	(31,765)	174,000	27,979	1/17/47	(500 bp) — Monthly	(3,931)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(34,507)	178,000	28,622	1/17/47	(500 bp) — Monthly	(6,033)
	CMBX NA BB.6 Index	(84,642)	602,000	128,587	5/11/63	(500 bp) — Monthly	43,444
	CMBX NA BB.6 Index	(64,085)	442,000	94,411	5/11/63	(500 bp) — Monthly	29,958
	CMBX NA BB.6 Index	(26,464)	184,000	39,302	5/11/63	(500 bp) — Monthly	12,685
	CMBX NA BB.6 Index	(133)	1,000	214	5/11/63	(500 bp) — Monthly	80
	CMBX NA BB.7 Index	(216,992)	1,389,000	223,351	1/17/47	(500 bp) — Monthly	5,202
	CMBX NA BB.7 Index	(153,231)	932,000	149,866	1/17/47	(500 bp) — Monthly	(4,142)
	CMBX NA BB.7 Index	(146,528)	917,000	147,454	1/17/47	(500 bp) — Monthly	162
	CMBX NA BB.7 Index	(117,583)	724,000	116,419	1/17/47	(500 bp) — Monthly	(1,767)
	CMBX NA BB.7 Index	(84,373)	539,000	86,671	1/17/47	(500 bp) — Monthly	1,849
	CMBX NA BB.7 Index	(73,546)	378,000	60,782	1/17/47	(500 bp) — Monthly	(13,079)
	CMBX NA BB.7 Index	(55,615)	309,000	49,687	1/17/47	(500 bp) — Monthly	(6,185)
	CMBX NA BB.7 Index	(42,091)	268,000	43,094	1/17/47	(500 bp) — Monthly	780
	CMBX NA BB.7 Index	(45,479)	229,000	36,823	1/17/47	(500 bp) — Monthly	(8,846)
	CMBX NA BB.7 Index	(34,479)	227,000	36,502	1/17/47	(500 bp) — Monthly	1,834
	CMBX NA BB.7 Index	(32,108)	174,000	27,979	1/17/47	(500 bp) — Monthly	(4,274)
	CMBX NA BB.7 Index	(27,140)	138,000	22,190	1/17/47	(500 bp) — Monthly	(5,064)
	CMBX NA BBB-.7 Index	(123,050)	1,336,000	123,313	1/17/47	(300 bp) — Monthly	(405)
	CMBX NA BBB-.7 Index	(93,842)	1,128,000	104,114	1/17/47	(300 bp) — Monthly	9,709
	CMBX NA BBB-.7 Index	(80,904)	725,000	66,918	1/17/47	(300 bp) — Monthly	(14,349)
	CMBX NA BBB-.7 Index	(39,630)	501,000	46,242	1/17/47	(300 bp) — Monthly	6,362
	CMBX NA BBB-.7 Index	(39,703)	379,000	34,982	1/17/47	(300 bp) — Monthly	(4,911)
	CMBX NA BBB-.7 Index	(15,493)	288,000	26,582	1/17/47	(300 bp) — Monthly	10,945

	Merrill Lynch International
	CMBX NA BB.7 Index	(331,175)	1,909,000	306,967	1/17/47	(500 bp) — Monthly	(25,798)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(117,174)	1,150,000	106,145	1/17/47	(300 bp) — Monthly	(11,604)
	CMBX NA BB.7 Index	(166,515)	828,000	133,142	1/17/47	(500 bp) — Monthly	(34,063)
	CMBX NA BB.7 Index	(142,886)	741,000	119,153	1/17/47	(500 bp) — Monthly	(24,351)
	CMBX NA BB.7 Index	(131,385)	651,000	104,681	1/17/47	(500 bp) — Monthly	(27,247)
	CMBX NA BB.7 Index	(57,259)	306,000	49,205	1/17/47	(500 bp) — Monthly	(8,309)

	Upfront premium received	—			Unrealized appreciation		728,172

	Upfront premium (paid)	(4,079,264)			Unrealized (depreciation)		(307,863)

	Total	$(4,079,264)				Total	$420,309

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized depreciation

	NA HY Series 30 Index	$1,043,312	$16,720,000	$1,156,439	6/20/23	(500 bp) — Quarterly	$(192,083)

	Total	$1,043,312					$(192,083)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $602,177,121.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $148,352, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/18

	Short-term investments
	Putnam Short Term Investment Fund*	$23,582,059	$184,910,707	$157,950,099	$320,677	$50,542,667
	Total Short-term investments	$23,582,059	$184,910,707	$157,950,099	$320,677	$50,542,667
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $338,326.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $16,045,719.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $19,029,665.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $142,983,065 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.2%
	Argentina	2.9
	Greece	2.2
	Brazil	2.2
	Canada	1.2
	Mexico	1.0
	Indonesia	0.8
	Russia	0.7
	Luxembourg	0.5
	United Kingdom	0.5
	Other	2.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $156,602 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $14,940,283 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $16,045,719 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$102,014	$—	$14,874
Energy	252,554	23,993	13,689
Technology	1,077,295	—	—
Transportation	—	11,890	—
Utilities and power	—	10,958	—
Total common stocks	1,431,863	46,841	28,563
Asset-backed securities	—	748,748	—
Convertible bonds and notes	—	6,069,773	—
Convertible preferred stocks	—	35,312	—
Corporate bonds and notes	—	188,846,440	5
Foreign government and agency bonds and notes	—	53,257,834	—
Mortgage-backed securities	—	256,230,748	—
Preferred stocks	432,486	—	—
Purchased options outstanding	—	1,312,332	—
Purchased swap options outstanding	—	12,236,760	—
Senior loans	—	10,066,986	—
U.S. government and agency mortgage obligations	—	180,709,342	—
U.S. treasury obligations	—	112,655	—
Warrants	3,703	—	—
Short-term investments	51,626,667	45,987,883	—

Totals by level	$53,494,719	$755,661,654	$28,568

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(234,045)	$—
Futures contracts	(47,166)	—	—
Written options outstanding	—	(1,498,500)	—
Written swap options outstanding	—	(13,725,629)	—
Forward premium swap option contracts	—	189,394	—
TBA sale commitments	—	(84,399,066)	—
Interest rate swap contracts	—	4,167,927	—
Total return swap contracts	—	(251,324)	—
Credit default contracts	—	(12,569,690)	—

Totals by level	$(47,166)	$(108,320,933)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,499,573	$17,069,263
Foreign exchange contracts	4,959,372	5,193,417
Equity contracts	3,703	—
Interest rate contracts	32,406,727	30,022,933

Total	$41,869,375	$52,285,613

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$327,700,000
Purchased swap option contracts (contract amount)		$3,515,300,000
Written TBA commitment option contracts (contract amount)		$510,600,000
Written swap option contracts (contract amount)		$3,038,500,000
Futures contracts (number of contracts)		200
Forward currency contracts (contract amount)		$604,000,000
OTC interest rate swap contracts (notional)		$1,300,000
Centrally cleared interest rate swap contracts (notional)		$3,393,400,000
OTC total return swap contracts (notional)		$82,600,000
Centrally cleared total return swap contracts (notional)		$172,100,000
OTC credit default contracts (notional)		$152,400,000
Centrally cleared credit default contracts (notional)		$22,500,000
Warrants (number of warrants)		7,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018